                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549




                                    FORM N-Q





                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY






Investment Company Act file number:                   811-249

Exact name of registrant as specified in charter:     Delaware Group Equity
                                                      Funds I

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              October 31

Date of reporting period:                             July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE BALANCED FUND


                                                         NUMBER OF      MARKET
JULY 31, 2004                                             SHARES        VALUE
COMMON STOCK- 56.62%
Aerospace & Defense - 1.55%
Goodrich                                                   57,700    $ 1,865,441
Honeywell International                                    66,900      2,516,109
                                                                     -----------
                                                                       4,381,550
                                                                     -----------
Automobiles & Automotive Parts - 0.60%
General Motors                                             39,000      1,682,460
                                                                     -----------
                                                                       1,682,460
                                                                     -----------
Banking & Finance - 10.66%
American Express                                           71,900      3,612,975
Bank of America                                            33,200      2,822,332
Capital One Financial                                      38,000      2,634,160
Citigroup                                                  61,166      2,696,809
Goldman Sachs                                              22,100      1,948,999
J.P. Morgan Chase                                          79,950      2,984,534
MBNA                                                       97,400      2,404,806
Mellon Financial                                           69,800      1,918,104
Merrill Lynch                                              48,800      2,426,336
Morgan Stanley                                             51,800      2,555,294
U.S. Bancorp                                               82,900      2,346,070
Wells Fargo                                                29,900      1,716,559
                                                                     -----------
                                                                      30,066,978
                                                                     -----------
Basic Industry/Capital Goods - 1.79%
General Electric                                          152,050      5,055,663
                                                                     -----------
                                                                       5,055,663
                                                                     -----------
Buildings & Materials - 0.53%
Masco                                                      49,300      1,490,832
                                                                     -----------
                                                                       1,490,832
                                                                     -----------
Business Services - 0.70%
+Accenture Limited Class A                                 52,300      1,288,149
Cendant                                                    29,900        684,112
                                                                     -----------
                                                                       1,972,261
                                                                     -----------
Cable, Media & Publishing - 4.34%
Clear Channel Communications                               48,400      1,727,880
+Comcast Special Class A                                   93,500      2,505,800
+Cox Communications Class A                                83,800      2,311,204
New York Times Class A                                     40,500      1,684,800
Viacom Class B                                             60,400      2,028,836
+Westwood One                                              83,200      1,980,160
                                                                     -----------
                                                                      12,238,680
                                                                     -----------
Chemicals - 2.04%
Air Products & Chemicals                                   34,500      1,785,375
Dow Chemical                                               55,600      2,217,884
duPont (E.I.) deNemours                                    40,500      1,736,235
                                                                     -----------
                                                                       5,739,494
                                                                     -----------
Consumer Products - 0.49%
Clorox                                                     27,600      1,373,652
                                                                     -----------
                                                                       1,373,652
                                                                     -----------
Energy - 2.26%
ChevronTexaco                                              15,800      1,511,270
Exxon Mobil                                                58,100      2,690,030
Kerr-McGee                                                 41,500      2,178,750
                                                                     -----------
                                                                       6,380,050
                                                                     -----------
Food, Beverage & Tobacco - 2.03%
Anheuser-Busch                                             27,900      1,448,010
General Mills                                              23,700      1,064,130
PepsiCo                                                    64,000      3,200,000
                                                                     -----------
                                                                       5,712,140
                                                                     -----------


(UNAUDITED)

Healthcare & Pharmaceuticals - 8.99%
Abbott Laboratories                                          33,400    1,314,290
+Amgen                                                       45,700    2,599,416
+*Anthem                                                     17,900    1,476,213
+*Auxilium Pharmaceuticals                                   36,600      274,500
+Biogen Idec                                                 39,800    2,388,000
+Boston Scientific                                           45,700    1,748,482
+Caremark Rx                                                 78,500    2,394,250
+*Chiron                                                     57,000    2,612,310
+Forest Laboratories                                         30,000    1,508,700
GlaxoSmithKline ADR                                          64,500    2,641,275
Guidant                                                      30,500    1,687,260
Pfizer                                                       45,500    1,454,180
+Tenet Healthcare                                           153,500    1,716,130
Wyeth                                                        42,700    1,511,580
                                                                      ----------
                                                                      25,326,586
                                                                      ----------
Industrial Machinery - 1.45%
ITT Industries                                               26,100    2,086,695
Tyco International                                           64,300    1,993,300
                                                                      ----------
                                                                       4,079,995
                                                                      ----------
Insurance - 1.56%
Cigna                                                        20,000    1,240,200
PMI Group                                                    42,000    1,731,660
Prudential Financial                                         30,600    1,424,736
                                                                      ----------
                                                                       4,396,596
                                                                      ----------
Leisure, Lodging & Entertainment - 0.82%
Marriott International Class A                               47,300    2,308,240
                                                                      ----------
                                                                       2,308,240
                                                                      ----------
Metals & Mining - 0.93%
Alcoa                                                        82,200    2,632,866
                                                                      ----------
                                                                       2,632,866
                                                                      ----------
Paper & Forest Products - 0.82%
International Paper                                          53,300    2,304,159
                                                                      ----------
                                                                       2,304,159
                                                                      ----------
Retail - 3.66%
Best Buy                                                     32,700    1,574,832
Gap                                                         108,500    2,462,950
+Kohl's                                                      28,400    1,299,584
McDonald's                                                   81,200    2,233,000
Staples                                                      95,000    2,743,600
                                                                      ----------
                                                                      10,313,966
                                                                      ----------
Technology/Communications - 0.86%
+Cisco Systems                                              116,600    2,432,276
                                                                      ----------
                                                                       2,432,276
                                                                      ----------
Technology/Hardware - 4.15%
+Applied Materials                                          135,700    2,302,829
Intel                                                       161,300    3,932,494
+Lexmark International Class A                               27,100    2,398,350
+National Semiconductor                                      75,500    1,294,825
Pitney Bowes                                                 41,600    1,755,520
                                                                      ----------
                                                                      11,684,018
                                                                      ----------
Technology/Software - 2.25%
+Intuit                                                      49,700    1,860,768
+Oracle                                                     173,700    1,825,587
SAP ADR                                                      66,700    2,668,667
                                                                      ----------
                                                                       6,355,022
                                                                      ----------
Telecommunications - 1.90%
Alltel                                                       43,200    2,246,400
BCE                                                          67,000    1,404,990
SBC Communications                                           67,300    1,705,382
                                                                      ----------
                                                                       5,356,772
                                                                      ----------
Textiles, Apparel & Furniture - 0.85%
+Coach                                                       56,100    2,400,519
                                                                      ----------
                                                                       2,400,519
                                                                      ----------
Transportation & Shipping - 0.88%
United Parcel Service Class B                                34,300    2,468,228
                                                                      ----------
                                                                       2,468,228
                                                                      ----------
Utilities - 0.51%
Dominion Resources                                           22,600    1,434,196
                                                                      ----------
                                                                       1,434,196
                                                                      ----------

(UNAUDITED)

TOTAL COMMON STOCK (COST $151,376,410)                                                                                   159,587,199
                                                                                                                         -----------
PREFERRED STOCK- 0.57%
Energy - 0.23%
*Nexen 7.35%                                                                                                   24,855        637,531
                                                                                                                         -----------
                                                                                                                             637,531
                                                                                                                         -----------
Telecommunications - 0.34%
#Centaur Funding 144A 9.08%                                                                                       765        965,812
                                                                                                                         -----------
                                                                                                                             965,812
                                                                                                                         -----------
TOTAL PREFERRED STOCK (COST $1,394,598)                                                                                    1,603,343
                                                                                                                         ===========
                                                                                                            PRINCIPAL
                                                                                                             AMOUNT
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 1.00%
Fannie Mae Grantor Trust Series 01-T8 A2 9.50% 7/25/41                                                     $  236,520        265,967
Fannie Mae Whole Loan Series 04-W9 6.50% 2/25/44                                                              362,041        378,107
Freddie Mac
 Series 2764 TG 5.00% 3/15/34                                                                                 425,000        397,214
 Series 80 Class EH 6.00% 11/15/31                                                                            398,725        407,423
Freddie Mac Structure Pass Through Securities
 Series T-58 1A2 3.108% 5/25/35                                                                               320,000        319,517
 Series T-58 2A 6.50% 9/25/43                                                                                 622,766        653,515
GNMA Series 02 62 B 4.763% 1/16/25                                                                            380,000        382,948
                                                                                                                         -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,787,465)                                                         2,804,691
                                                                                                                         ===========
AGENCY MORTGAGE-BACKED SECURITIES- 11.54%
Fannie Mae
 4.50% 10/1/10                                                                                                602,863        603,805
 4.50% 8/1/18 TBA                                                                                           1,285,000      1,264,119
 5.00% 8/1/18 TBA                                                                                           3,970,000      3,999,776
 5.00% 9/1/19 TBA                                                                                             655,000        657,661
 5.00% 11/1/33                                                                                                204,026        201,093
 5.00% 1/1/34                                                                                                 299,139        294,184
 5.00% 8/1/34 TBA                                                                                           1,640,000      1,599,000
 5.50% 8/25/15 TBA                                                                                          1,855,000      1,905,433
 5.50% 3/1/29                                                                                                 595,587        600,798
 5.50% 4/1/29                                                                                                 654,260        659,984
 5.50% 8/1/34 TBA                                                                                           3,875,000      3,885,899
 6.00% 4/1/17                                                                                                 221,748        231,796
 6.00% 6/1/17                                                                                                 215,842        225,622
 6.00% 12/1/33                                                                                                218,470        224,614
 6.00% 8/1/34 TBA                                                                                           4,505,000      4,621,849
 6.50% 10/1/29                                                                                                951,980        998,056
 6.50% 12/1/31                                                                                                565,290        591,611
 6.50% 3/1/34                                                                                                 528,451        551,570
 6.50% 8/1/34 TBA                                                                                             225,000        234,844
 7.00% 8/25/44                                                                                                285,000        285,356
 7.50% 6/1/31                                                                                                 685,238        734,061
Freddie Mac
 5.00% 9/1/33 TBA                                                                                             885,045        872,046
 5.00% 4/1/34                                                                                               1,073,566      1,047,062
 5.50% 11/1/33                                                                                              2,099,649      2,112,116
 6.00% 10/1/29                                                                                                891,819        919,131
 6.50% 10/1/33                                                                                                184,769        193,256
 7.00% 11/1/33                                                                                                255,327        270,407
 8.50% 4/1/09                                                                                                      40             42
GNMA
 5.00% 8/1/34                                                                                               1,790,000      1,753,081
 6.50% 9/15/28                                                                                                 54,051         56,702
 6.50% 9/15/32                                                                                                854,654        895,518
 7.50% 9/15/31                                                                                                 40,085         43,129
                                                                                                                         -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $32,462,375)                                                                32,533,621
                                                                                                                         ===========
AGENCY ASSET-BACKED SECURITIES - 1.20%
Freddie Mac Structure Pass Through Securities Series T-50 A3 2.182% 9/27/07                                    72,003         71,907
^SLMA Student Loan Trust
 Series 02-7 A2 1.56% 6/17/13                                                                                 751,758        751,769
 Series 03-8 A1 1.53% 6/16/08                                                                                   6,671          6,669
 Series 04-1 A1 1.70% 1/26/15                                                                                 865,948        866,266
 Series 04-5 A2 1.585% 4/25/14                                                                                710,000        707,276
 Series 04-6 A2 1.697% 1/25/13                                                                                970,000        969,698
                                                                                                                         -----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $3,376,639)                                                                     3,373,585
                                                                                                                         ===========


(UNAUDITED)

AGENCY OBLIGATIONS- 0.79%
*Fannie Mae
 2.375% 2/15/07                                                                                                 695,000      681,816
 4.25% 5/15/09                                                                                                  230,000      232,007
 4.625% 10/15/13                                                                                                690,000      675,127
Freddie Mac
 *2.875% 5/15/07                                                                                                350,000      346,093
 3.75% 8/3/07                                                                                                   255,000      255,513
 4.875% 11/15/13                                                                                                 35,000       34,880
                                                                                                                           ---------
TOTAL AGENCY OBLIGATIONS (COST $2,241,276)                                                                                 2,225,436
                                                                                                                           =========
ASSET-BACKED SECURITIES- 2.05%
American Express Credit Account Master Trust 04-3 A 4.35% 12/15/11                                              355,000      358,111
AmeriCredit Automobile Receivables Trust Series 01-C A4 5.01% 7/14/08                                           504,116      515,274
Ameriquest Mortgage Securities Series 03-5 A2 2.43% 7/25/33                                                     186,248      186,145
Capital One Multi-Asset Execution Trust
 Series 03-C2 4.32% 4/15/09                                                                                     165,000      167,107
 Series 03-C4 6.00% 8/15/13                                                                                     690,000      714,901
#Cendent Timeshare Receivables Funding Series 04-1A A1 144A 3.67% 5/20/16                                       432,656      431,080
#Chase Funding Net Interest Margin Series 03-6A 144A 5.00% 12/27/33                                              50,534       50,534
Citibank Credit Card Issuance Trust Series 03-A7 A7 4.15% 7/7/17                                                260,000      239,041
#Countrywide Asset-Backed Certificates Series 04-BC1N Note 144A 5.50% 4/25/35                                   141,463      141,021
Honda Auto Receivables Owner Trust Series 04-2 A4 3.81% 10/15/09                                                275,000      276,534
#Master Abs Nim Trust Series 03-CI2 N1 144A 6.65% 8/26/33                                                        93,749       93,921
MBNA Credit Card Master Note Trust Series 01-A1 A1 5.75% 10/15/08                                             1,100,000    1,153,970
^MBNA Master Credit Card Trust USA Series 96-B A 1.64% 8/15/08                                                  560,000      562,151
Mid-State Trust
 Series 04-1 A 6.005% 8/15/39                                                                                    85,000       85,877
 Series 11 A1 4.864% 7/15/38                                                                                    150,087      141,063
#Sharp
 Series 03-HE1N Note 144A 6.90% 11/25/33                                                                        125,182      125,808
 Series 04-2N Note 144A 7.00% 1/25/34                                                                           204,022      204,022
#Sierra Receivables Funding Company Series 03-2A A1 144A 3.03% 9/15/15                                          331,461      329,774
                                                                                                                           ---------
TOTAL ASSET-BACKED SECURITIES (COST $5,783,893)                                                                            5,776,334
                                                                                                                           =========
COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.20%
Banc of America Commercial Mortgage Series 04-2 A2 3.52% 5/10/09                                                215,000      208,272
^Bear Stearns Commercial Mortgage Securities Series 04-PWR4 A2 5.286% 6/11/41                                   460,000      468,490
Chase Commercial Mortgage Securities Series 96-2C 6.90% 11/19/06                                              1,768,625    1,897,689
GMAC Commercial Mortgage Securities Series 98-C2 A2 6.42% 5/15/35                                               320,000      346,034
^*Greenwich Capital Commercial Funding Series 04-GG1 A7 5.317% 6/10/36                                          450,000      454,573
                                                                                                                           ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $3,240,802)                                                              3,375,058
                                                                                                                           =========
CORPORATE BONDS- 11.50%
Airlines - 0.24%
*American Airlines 6.817% 5/23/11                                                                               180,000      160,477
*Continental Airlines 6.503% 6/15/11                                                                            565,000      525,499
                                                                                                                           ---------
                                                                                                                             685,976
                                                                                                                           ---------
Automobiles & Automotive Parts - 0.60%
*Ford Motor 7.45% 7/16/31                                                                                       460,000      438,734
*General Motors
 7.125% 7/15/13                                                                                                 375,000      385,449
 8.375% 7/15/33                                                                                                 730,000      765,310
Johnson Controls 5.00% 11/15/06                                                                                 100,000      104,047
                                                                                                                           ---------
                                                                                                                           1,693,540
                                                                                                                           ---------
Banking & Finance - 3.23%
Bear Stearns 4.65% 7/2/18                                                                                       325,000      290,286
^#Bombardier Capital 144A 3.93% 5/30/13                                                                         465,000      462,941
Citigroup 5.875% 2/22/33                                                                                        405,000      388,251
Credit Suisse First Boston USA 6.125% 11/15/11                                                                  370,000      393,695
#ERAC USA Finance 144A 7.35% 6/15/08                                                                            520,000      577,852
#FGIC 144A 6.00% 1/15/34                                                                                        240,000      236,912
*Ford Motor Credit
 5.625% 10/1/08                                                                                                 365,000      371,814
 7.00% 10/1/13                                                                                                  235,000      239,598
Franklin Resources 3.70% 4/15/08                                                                                305,000      302,542
General Electric Capital 5.45% 1/15/13                                                                          410,000      421,858
#*Glencore Funding 144A 6.00% 4/15/14                                                                           300,000      282,416

(UNAUDITED)

GMAC
 6.75% 1/15/06                                               270,000     282,846
 7.25% 3/2/11                                                310,000     326,480
 8.00% 11/1/31                                               110,000     112,010
Goldman Sachs
 5.25% 10/15/13                                              275,000     270,963
 6.345% 2/15/34                                              645,000     619,986
Household Finance 4.125% 12/15/08                            320,000     318,256
*International Lease Finance 5.875% 5/1/13                   150,000     155,609
#Mizuho Finance 144A 5.79% 4/15/14                           835,000     834,555
Morgan Stanley
 4.75% 4/1/14                                                380,000     355,626
 5.30% 3/1/13                                                 75,000      74,834
*Popular North America 4.25% 4/1/08                          425,000     428,030
^#Premium Asset Series 04-01 144A 1.66% 2/6/06               280,000     280,137
^#Rabobank Capital Funding II 144A 5.26% 12/29/49            195,000     191,032
^RBS Capital Trust I 4.709% 12/29/49                         360,000     335,544
Regions Financial 6.375% 5/15/12                             365,000     395,081
UFJ Finance Aruba 6.75% 7/15/13                              115,000     123,742
                                                                       ---------
                                                                       9,072,896
                                                                       ---------
Building & Materials - 0.08%
York International 6.625% 8/15/06                            225,000     238,575
                                                                       ---------
                                                                         238,575
                                                                       ---------
Cable, Media & Publishing - 0.68%
InterActiveCorp 6.75% 11/15/05                               415,000     430,554
*Liberty Media 3.50% 9/25/06                                 245,000     244,207
Thomson Multimedia 5.75% 2/1/08                              210,000     222,454
Time Warner
 *7.70% 5/1/32                                               220,000     245,122
 8.18% 8/15/07                                               575,000     643,627
Time Warner Entertainment 8.375% 3/15/23                     110,000     128,126
                                                                       ---------
                                                                       1,914,090
                                                                       ---------
Consumer Services - 0.07%
^Hertz 2.90% 8/5/08                                          185,000     184,994
                                                                       ---------
                                                                         184,994
                                                                       ---------
Energy - 0.99%
EnCana 6.50% 8/15/34                                         255,000     259,405
Halliburton Company 5.50% 10/15/10                           550,000     561,316
*Kinder Morgan Energy Partners 7.75% 3/15/32                  80,000      90,112
Transocean Sedco Forex 6.75% 4/15/05                         280,000     286,849
USX 9.125% 1/15/13                                           310,000     391,648
Valero Energy 6.125% 4/15/07                                 275,000     292,263
Valero Logistics 6.05% 3/15/13                               495,000     511,559
Weatherford International 4.95% 10/15/13                     420,000     407,740
                                                                       ---------
                                                                       2,800,892
                                                                       ---------
Food, Beverage & Tobacco - 0.79%
Kraft Foods
 4.00% 10/1/08                                               550,000     546,129
 5.625% 11/1/11                                              230,000     237,674
Nabisco 6.85% 6/15/05                                        240,000     247,797
Safeway 6.15% 3/1/06                                         180,000     188,471
Universal 6.50% 2/15/06                                      235,000     246,738
UST
 6.625% 7/15/12                                              335,000     366,952
 8.80% 3/15/05                                               375,000     388,535
                                                                       ---------
                                                                       2,222,296
                                                                       ---------
Healthcare & Pharmaceuticals - 0.60%
Boston Scientific 5.45% 6/15/14                              230,000     231,999
*Medco Health Solutions 7.25% 8/15/13                        870,000     939,599
Wyeth 5.50% 2/1/14                                           550,000     532,050
                                                                       ---------
                                                                       1,703,648
                                                                       ---------
Insurance - 0.60%
Aegon NV 4.75% 6/1/13                                        110,000     105,884
#*Farmers Insurance 144A 8.625% 5/1/24                       425,000     487,725
Harleysville Group 5.75% 7/15/13                              65,000      61,079
#*Liberty Mutual 144A 7.00% 3/15/34                          240,000     237,464
#*Nationwide 144A 7.875% 4/1/33                              305,000     351,436
^#Oil Insurance 144A 5.15% 8/15/33                           445,000     446,339
                                                                       ---------
                                                                       1,689,927
                                                                       ---------


(UNAUDITED)

Metals & Mining - 0.09%
Barrick Gold 7.50% 5/1/07                                                                                      225,000       247,848
                                                                                                                          ----------
                                                                                                                             247,848
                                                                                                                          ----------
Real Estate - 0.10%
Developers Diversified Realty 4.625% 8/1/10                                                                    295,000       288,037
                                                                                                                          ----------
                                                                                                                             288,037
                                                                                                                          ----------
Retail - 0.13%
Lowe's Companies 7.50% 12/15/05                                                                                350,000       373,135
                                                                                                                          ----------
                                                                                                                             373,135
                                                                                                                          ----------
Telecommunications - 1.49%
#America Movil 144A 5.50% 3/1/14                                                                               315,000       295,584
AT&T 7.50% 6/1/06                                                                                              120,000       125,549
Deutsche Telekom International Finance 8.75% 6/15/30                                                           415,000       517,018
#Singapore Telecommunications 144A 7.375% 12/1/31                                                              620,000       699,668
#SingTel Optus Finance Property 144A 8.125% 6/15/09                                                            235,000       271,102
Sprint Capital
 ^^*4.78% 8/17/06                                                                                              225,000       230,345
 6.375% 5/1/09                                                                                                 135,000       144,405
 8.375% 3/15/12                                                                                                240,000       281,599
 8.75% 3/15/32                                                                                                 295,000       358,518
*Telefonos de Mexico 4.50% 11/19/08                                                                            380,000       373,451
Verizon New York
 6.875% 4/1/12                                                                                                 100,000       108,679
 7.375% 4/1/32                                                                                                 395,000       424,129
Verizon Wireless 5.375% 12/15/06                                                                               345,000       360,528
                                                                                                                          ----------
                                                                                                                           4,190,575
                                                                                                                          ----------
Utilities - 1.81%
Avista 7.75% 1/1/07                                                                                            630,000       682,249
Boston Gas 8.87% 1/5/05                                                                                        260,000       267,468
Consumers Energy 6.00% 3/15/05                                                                                 370,000       377,742
Detroit Edison 5.05% 10/1/05                                                                                   325,000       333,690
Exelon Generation 6.95% 6/15/11                                                                                235,000       259,879
FPL Group Capital 3.25% 4/11/06                                                                                460,000       462,716
Oncor Electric 7.00% 5/1/32                                                                                    145,000       159,225
Pacific Gas & Electric 6.05% 3/1/34                                                                            945,000       913,431
#Power Contract 144A 5.20% 2/1/06                                                                              353,589       355,678
*PSEG Power 8.625% 4/15/31                                                                                     215,000       267,365
*Sempra Energy 4.75% 5/15/09                                                                                   330,000       335,109
Southern California Edison 6.00% 1/15/34                                                                       205,000       201,653
Southern Capital 5.30% 2/1/07                                                                                  280,000       295,720
TXU Energy 7.00% 3/15/13                                                                                       180,000       198,041
                                                                                                                          ----------
                                                                                                                           5,109,966
                                                                                                                          ----------
TOTAL CORPORATE BONDS (COST $32,177,098)                                                                                  32,416,395
                                                                                                                          ==========
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 4.33%
 Bank of America Alternative Loan Trust
 Series 03-10 2A1 6.00% 12/25/33                                                                               655,759       669,294
 Series 04-2 1A1 6.00% 3/25/34                                                                                 437,780       449,142
 ^Bank of America Mortgage Securities
 Series 03-D 1A2 3.428% 5/25/33                                                                                 36,175        35,929
 Series 03-I 2A4 3.828% 10/25/33                                                                               630,000       621,044
 Series 04-A 1A1 3.469% 2/25/34                                                                                269,771       268,759
 Series 04-E 1A1 3.553% 6/25/34                                                                                405,710       401,708
 Series 04-G 2A6 4.657% 8/25/34                                                                                375,000       375,000
 ^Countrywide Home Loans Series 01-HYB2 3A1 5.508% 9/19/31                                                     236,726       237,448
 Credit Suisse First Boston Securities
 Series 03-23 6A1 6.50% 9/25/33                                                                                525,499       543,013
 Series 03-29 5A1 7.00% 12/25/33                                                                               578,336       616,553
 Series 04-1 3A1 7.00% 2/25/34                                                                                 258,639       276,052
^Deutsche Mortgage Securities Pass-Through Trust Series 04-4 1A2 4.01% 4/25/34                                 245,000       244,424
First Horizon Asset Securities Pass-Through Trust Series 03-5 1A17 8.00% 7/25/33                               160,344       169,182
#GSMPS Mortgage Loan Trust Series 98-3 A 144A 7.75% 9/19/27                                                    158,095       170,032
^Master Adjustable Rate Mortgages Trust Series 03-6 1A2 3.052% 12/25/33                                        380,000       381,840
Master Alternative Loan Trust Series 03-9 1A1
 Series 03-9 1A1 5.50% 12/25/18                                                                                630,664       644,558
 Series 03-9 1A1 8.00% 9/25/33                                                                                 134,355       141,073
Master Alternative Loan Trust Series 04-1 2A1 7.00% 1/25/34                                                    517,595       535,711
Nomura Asset Acceptance
 Series 04-AP1 A2 3.238% 3/25/34                                                                               750,000       747,552
^Series 04-AP2 A2 4.099% 7/25/34                                                                               305,000       304,762
Prime Mortgage Trust Series 04-CL1 1A1 6.00% 2/25/34                                                           105,166       106,301

(UNAUDITED)

Residential Asset Mortgage Products
 ^Series 04-RZ2 AI3 4.30% 1/25/31                                                                              250,000       247,969
 Series 04-SL1 A3 7.00% 3/25/34                                                                                357,826       371,889
Structured Asset Securities
 ^Series 02-22H 1A 7.00% 11/25/32                                                                              184,546       190,051
 Series 04-12H 1A 6.00% 5/25/34                                                                                498,371       506,781
^#Summit Mortgage Trust Series 02-1 B2 144A 6.248% 6/28/16                                                     160,000       161,200
Washington Mutual
 ^Series 03-AR4 A7 3.95% 5/25/33                                                                               249,890       249,315
 ^Series 04-AR7 A6 3.963% 7/25/34                                                                              415,000       400,216
 Series 04-CB3 6A 6.00% 9/25/19                                                                                535,000       555,397
Wells Fargo Mortgage Backed Securities Trust
 Series 03-14 1A1 4.75% 12/25/18                                                                               281,162       283,492
 ^Series 03-K 2A5 4.522% 11/25/33                                                                              325,000       311,845
 ^Series 03-M A1 4.746% 12/25/33                                                                               659,655       646,462
 ^Series 04-I 1A1 3.395% 7/25/34                                                                               335,710       335,710
                                                                                                                          ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $12,216,824)                                                   12,199,704
                                                                                                                          ==========
MUNICIPAL BONDS- 1.30%
California State
 5.00% 2/1/33                                                                                                  120,000       116,539
 5.25% 7/1/13                                                                                                  245,000       270,776
Colorado Department Transportation Revenue 5.00% 12/15/13                                                      435,000       475,037
^Forsyth, Montana Pollution Control Revenue (Portland General Project)
 Series A 5.20% 5/1/33                                                                                         180,000       188,507
Golden State Tobacco Securitization 5.50% 6/1/43                                                               210,000       210,712
Illinois State Taxable Pension 5.10% 6/1/33                                                                    215,000       194,523
Long Island, New York Power Authority Series A 5.00% 6/1/08                                                    250,000       266,905
Metropolitan Washington District of Columbia Airport Authority 5.00% 10/1/34                                   175,000       169,895
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                                    500,000       505,371
State of Oregon 5.892% 6/1/27                                                                                  470,000       480,796
West Virginia Economic Development Authority
 5.37% 7/1/20                                                                                                  100,000        98,555
 6.07% 7/1/26                                                                                                  360,000       361,019
Wisconsin State General Revenue 5.70% 5/1/26                                                                   320,000       318,349
                                                                                                                          ----------
TOTAL MUNICIPAL BONDS (COST $3,649,061)                                                                                    3,656,984
                                                                                                                          ==========
SOVEREIGN DEBT- 0.12%
United Mexican States 8.30% 8/15/31                                                                            320,000       346,400
                                                                                                                          ----------
TOTAL SOVEREIGN DEBT (COST $332,906)                                                                                         346,400
                                                                                                                          ==========
U.S. TREASURY OBLIGATIONS- 3.93%
*U.S. Treasury Bonds 5.375% 2/15/31                                                                          1,065,000     1,091,127
U.S. Treasury Inflation Index Notes
 +2.00% 1/15/14                                                                                                731,602       733,717
 2.00% 7/15/14                                                                                                 531,595       531,492
 *2.375% 1/15/25                                                                                               526,580       525,305
 *3.625% 1/15/08                                                                                               380,341       416,429
U.S. Treasury Note
 *1.50% 3/31/06                                                                                                430,000       423,231
 *2.25% 4/30/06                                                                                                 20,000        19,904
 *2.75% 6/30/06                                                                                              2,280,000     2,285,255
 3.125% 5/15/07                                                                                                355,000       356,220
 *3.125% 4/15/09                                                                                             3,720,000     3,637,900
 3.625% 7/15/09                                                                                                 10,000         9,973
 4.75% 5/15/14                                                                                               1,030,000     1,052,411
                                                                                                                          ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $10,942,258)                                                                        11,082,964
                                                                                                                          ==========


(UNAUDITED)


REPURCHASE AGREEMENTS- 10.42%
With BNP Paribas 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $15,051,630
collateralized by $2,221,000 U.S. Treasury
Bills due 8/19/04, market value $2,219,369, $2,848,000
U.S. Treasury Bills due 12/23/04, market value $2,830,406 and
$10,388,000 U.S. Treasury Bills due 1/20/05, market value $10,303,462)                                  15,050,000        15,050,000
With UBS Warburg 1.30% 8/2/04
(dated 7/30/04, to be repurchased at $14,305,550
collateralized by $7,152,000 U.S. Treasury Bills due 8/12/04,
market value $7,149,896 and $7,423,000 U.S. Treasury
Notes 1.625% due 3/31/05, market value $7,451,714)                                                      14,304,000        14,304,000
                                                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS (COST $29,354,000)                                                                            29,354,000
                                                                                                                      ==============
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL- 106.57% (COST $291,335,605)                       300,335,714
                                                                                                                      ==============
SECURITIES LENDING COLLATERAL## - 4.68%
Short-Term Investments
Abbey National New York 1.19% 10/15/04                                                                     231,745           234,856
American Express Bank 1.32% 8/13/04                                                                        445,335           445,330
Barclays London
 1.10% 8/19/04                                                                                             376,107           376,075
 1.92% 1/31/05                                                                                              98,959            98,962
Bayerische Landesbank 1.434% 8/30/04                                                                       197,884           197,892
BNP Paribas 1.29% 8/16/04                                                                                  475,032           475,018
Canadian Imperial Bank 1.36% 8/3/04                                                                        247,390           247,393
CDC IXIS 1.485% 11/12/04                                                                                   396,011           395,849
Credit Suisse First Boston 1.60% 12/13/04                                                                  396,055           395,849
Deutsche Bank Financial 1.383% 2/22/05                                                                      98,908            99,037
General Electric Capital
 1.368% 2/3/05                                                                                             148,412           148,651
 1.382% 10/04/04                                                                                           148,412           148,514
 1.593% 10/25/04                                                                                           168,222           168,348
Goldman Sachs Group LP
 1.493% 12/8/04                                                                                            232,515           232,561
 1.80% 12/21/04                                                                                            227,611           227,613
HBOs Treasury Services 1.62% 10/29/04                                                                      494,825           494,811
ING Bank NV 1.10% 9/30/04                                                                                  396,054           395,849
Merrill Lynch Mortgage Capital 1.413% 10/12/04                                                             395,849           395,849
Morgan Stanley Dean Witter
 1.393% 3/10/05                                                                                            395,849           395,849
 1.50% 8/30/05                                                                                              98,791            98,962
National Rural Utilities 1.302% 8/2/04                                                                     642,301           642,302
Rabobank 1.345% 3/2/05                                                                                     494,842           494,717
Royal Bank of Canada 1.41% 6/27/05                                                                         494,863           494,675
Societe Generale
 1.348% 6/14/05                                                                                            248,310           248,219
 1.397% 12/8/04                                                                                            395,799           395,799
Svenska Stockholm 1.10% 8/9/04                                                                             494,827           494,811
UBS Securities 1.313% 8/2/04                                                                             2,869,497         2,869,497
Union Bank of Switzerland 1.13% 12/20/04                                                                   495,897           494,811
Wachovia Bank NA 1.377% 11/15/04                                                                           395,899           396,019
Wells Fargo Bank 1.35% 8/30/05                                                                             494,918           494,811
Wilmington Trust 1.44% 9/8/04                                                                              494,824           494,811
                                                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL (COST $13,193,740)                                                                    13,193,740
                                                                                                                      ==============
TOTAL MARKET VALUE OF SECURITIES - 111.25% (COST $304,529,345)                                                         313,529,454++
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (4.68%)##                                                           13,193,740)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS*** (SEE NOTES) - (6.57%)                                                 (18,510,293
                                                                                                                      --------------
NET ASSETS APPLICABLE TO 19,058,841 SHARES OUTSTANDING - 100.00%                                                      $  281,825,421
                                                                                                                      ==============


*Fully or partially on loan.
+Fully or partially pledged as collateral for financial futures contracts and options written.
***Of the amount $26,975,540 represents payables for securities purchased as of July 31, 2004.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."
##See Note 5 in "Notes."
^ Variable Rate Notes - the interest rate shown is the rate as of July 31, 2004.
^^ Step coupon bond.
+Non-income producing security for the period ended July 31, 2004.
++Includes $21,221,075 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association
TBA - To be announced

(UNAUDITED)

See accompany notes
-------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds I - Delaware Balanced Portfolio (the "Portfolio").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At July 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                                       $293,924,613
                                                                    ------------
Aggregate unrealized appreciation                                     13,387,778
Aggregate unrealized depreciation                                     (6,976,677)
                                                                    ------------
Net unrealized appreciation                                         $  6,411,101
                                                                    ------------


For federal income tax purposes, at October 31, 2003, capital loss carryforwards of $80,868,612 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:


YEAR OF EXPIRATION                                                      AMOUNT
------------------                                                   -----------
2009                                                                 $ 5,741,968
2009                                                                  32,117,872
2010                                                                  37,226,864
2011                                                                   5,781,908

(UNAUDITED)

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account), each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

Financial futures contracts open at July 31, 2004 were as follows:


CONTRACTS                                                                             NOTIONAL                          UNREALIZED
TO BUY/(SELL)                                                                     COST/(PROCEEDS)    EXPIRATION DATE   APPRECIATION
------------------------------------------------------------------------------    ---------------    ---------------   ------------
(2) U.S. 5YR Treasury Notes                                                         ($2,188,347)     September 2004       $ 7,097
10 U.S. 10YR Treasury Notes                                                           1,087,066      September 2004        12,576
                                                                                                                          -------
                                                                                                                          $19,673
                                                                                                                          -------


4. SWAP AGREEMENTS
During the three months ended July 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Fund's Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

At July 31, 2004, the Portfolio had the following total return swap agreements outstanding:

NOTIONAL AMOUNT     EXPIRATION DATE        DESCRIPTION                                                        UNREALIZED GAIN
----------------    -------------------    ---------------------------------------------------------------    ---------------------
$3,480,000          12/31/04               Agreement with Goldman Sachs to receive the notional amount        $26,601
                                           multiplied by the return on the Lehman Brothers Commercial MBS
                                           Index AAA and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of minus 0.45%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

5. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At July 31, 2004, the market value of securities on loan was $21,221,075 for which the Fund received securities collateral, comprised of U.S. government obligations valued at $8,370,721 and cash collateral of $13,193,740. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. CREDIT AND MARKET RISK
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

ITEM 2. CONTROLS AND PROCEDURES.

   The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

   There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

   File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION
                                 -------------


I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

PATRICK P. COYNE
-----------------------
By:  Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/
       Head of Equity Investments
Date: 9/30/04

                                 CERTIFICATION
                                 -------------


I, Joseph H. Hastings, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Equity Funds I;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
-------------------------------
By:  Joseph H. Hastings
Title: Chief Financial Officer
Date: 9/30/04

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I


PATRICK P. COYNE
-----------------------------
By:  Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/
       Head of Equity Investments
Date: 9/30/04


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
------------------------------
By:  Patrick P. Coyne
Title: Executive Vice President/
       Managing Director/
       Head of Equity Investments
Date: 9/30/04


JOSEPH H. HASTINGS
------------------------------
By:  Joseph H. Hastings
Title: Chief Financial Officer
Date: 9/30/04